Significant Accounting Policies, Leases - Income from Charters (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income from Charters [Abstract]
Commissions	$ (3,339)	$ (2,876)	$ (1,321)
Voyage expenses	(40,184)	$ (34,949)	$ (21,008)
Spot Charter [Member]
Income from Charters [Abstract]
Vessel revenues	73,769
Commissions	(2,789)
Voyage expenses	(39,007)
Total	31,973
Time Charter [Member]
Income from Charters [Abstract]
Vessel revenues	21,090
Commissions	(550)
Voyage expenses	(1,177)
Total	$ 19,363